Segment reporting	9 Months Ended
Sep. 30, 2019
Segment reporting [Abstract]
Segment reporting
Note 3 - Segment reporting

Since DHT's business is limited to operating a fleet of crude oil tankers, management has organized the entity as one segment based upon the service provided. Consequently, the Company has one operating segment as defined in IFRS 8, Operating Segments.

As of September 30, 2019, the Company had 27 vessels in operation; 5 vessels were on time charters and 22 vessels operating in the spot market.

Information about major customers:
For the period from July 1, 2019 to September 30, 2019 five customers represented $17.9 million, $11.1 million, $8.7 million, $6.2 million and $5.0 million, respectively, of the Company's revenues. The five customers in aggregate represented $48.9 million, equal to 47 percent of the total revenue of $104.7 million for the period from July 1, 2019 to September 30, 2019.

For the period from January 1, 2019 to September 30, 2019 five customers represented $64.2 million, $45.3 million, $38.6 million, $22.9 million and $17.2 million, respectively, of the Company's revenues. The five customers in aggregate represented $188.2 million, equal to 55 percent of the total revenue of $343.2 million for the period from January 1, 2019 to September 30, 2019.

For the period from July 1, 2018 to September 30, 2018 five customers represented $18.6 million, $8.4 million, $6.4 million, $5.5 million and $5.3 million, respectively, of the Company's revenues. The five customers in aggregate represented $44.2 million, equal to 49 percent of the total revenue of $90.2 million for the period from July 1, 2018 to September 30, 2018.

For the period from January 1, 2018 to September 30, 2018 five customers represented $42.1 million, $27.8 million, $14.9 million, $13.1 million and $12.9 million, respectively, of the Company's revenues. The five customers in aggregate represented $110.8 million, equal to 47 percent of the total revenue of $237.3 million for the period from January 1, 2018 to September 30, 2018.